Cash and Short Term Deposits (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total cash and cash equivalents		$ 173,677,602	$ 192,459,867	$ 138,279,030	$ 184,732,364
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Cash and bank balances	[1]	160,742,490	167,767,393
Deposits with original maturities of three months or less		12,935,112	24,692,474
Deposits with original maturities of over three months and less than one year	[2]	145,034,321	119,753,220
Total cash and cash equivalents	[2]	$ 318,711,923	$ 312,213,087

[1]	This item includes cash with an amount of USD 5,400,000 placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders' obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2019: USD Nil).
[2]	This item includes a deposit with an amount of USD 5,000,000 (31 December 2019: USD Nil) placed in favor of the Group as collateral against reinsurance arrangements.